GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED APRIL 17, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE GLOBAL X MLP & ENERGY INFRASTRUCTURE COVERED CALL ETF AND GLOBAL X S&P 500 QUALITY DIVIDEND COVERED CALL ETF

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI, as applicable.

Effective until May 6, 2024, for the Global X MLP & Energy Infrastructure Covered Call ETF and Global X S&P 500 Quality Dividend Covered Call ETF (each a “Fund”), the table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST – BOARD OF TRUSTEES AND OFFICERS - Interested Trustee/Officers" is hereby amended as follows:

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020-12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011-2022)	n/a	n/a
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 09/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	n/a	n/a
Eric Griffith[1] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	n/a	n/a
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016)	n/a	n/a

Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Chief Operating Officer, GXMC (since 11/2023); Head of Product Development, GXMC (2019-2024); Vice President, Director of Product Development (2015 - 2018)	n/a	n/a
Eric Olsen[1] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	n/a	n/a

1    These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE